Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings per share [line items]
Net income (loss) attributable to owners of Embraer	$ (322.3)	$ (178.2)	[1]	$ 264.0	[1]
Net income attributable to owners of Embraer	$ (322.3)	$ (178.2)	[1]	$ 264.0	[1]
Weighted average number of shares (in thousands)	735,850	734,065		734,264
Basic earnings per share - U.S. dollars	$ (0.44)	$ (0.24)	[1]	$ 0.36	[1]
Net income (loss) attributable to owners of Embraer	$ (322.3)	$ (178.2)		$ 264.0
Profit used to determine diluted earnings per share	$ (322.3)	$ (178.2)		$ 264.0
Weighted average number of shares (in thousands) - diluted	735,850	734,065		734,264
Dilution for the issuance of stock options (in thousands)				545
Weighted average number of shares (in thousands) - diluted	735,850	734,065		734,809
Diluted earnings per share - U.S. dollars	$ (0.44)	$ (0.24)	[1]	$ 0.36	[1]
Continuing operations [member]
Earnings per share [line items]
Net income (loss) attributable to owners of Embraer	$ (210.5)	$ (268.3)		$ (139.3)
Net income attributable to owners of Embraer	$ (210.5)	$ (268.3)		$ (139.3)
Weighted average number of shares (in thousands)	735,850	734,065		734,264
Basic earnings per share - U.S. dollars	$ (0.29)	$ (0.37)		$ (0.19)
Net income (loss) attributable to owners of Embraer	$ (210.5)	$ (268.3)		$ (139.3)
Profit used to determine diluted earnings per share	$ (210.5)	$ (268.3)		$ (139.3)
Weighted average number of shares (in thousands) - diluted	735,850	734,065		734,264
Weighted average number of shares (in thousands) - diluted	735,850	734,065		734,264
Diluted earnings per share - U.S. dollars	$ (0.29)	$ (0.37)		$ (0.19)
Discontinued operations [member]
Earnings per share [line items]
Net income (loss) attributable to owners of Embraer	$ (111.8)	$ 90.1		$ 403.3
Net income attributable to owners of Embraer	$ (111.8)	$ 90.1		$ 403.3
Weighted average number of shares (in thousands)	735,850	734,065		734,264
Basic earnings per share - U.S. dollars	$ (0.15)	$ 0.12		$ 0.55
Net income (loss) attributable to owners of Embraer	$ (111.8)	$ 90.1		$ 403.3
Profit used to determine diluted earnings per share	$ (111.8)	$ 90.1		$ 403.3
Weighted average number of shares (in thousands) - diluted	735,850	734,065		734,264
Dilution for the issuance of stock options (in thousands)		720		545
Weighted average number of shares (in thousands) - diluted	735,850	734,785		734,809
Diluted earnings per share - U.S. dollars	$ (0.15)	$ 0.12		$ 0.55

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).